Income (loss) per share (Details) R$ / shares in Units, R$ in Millions			12 Months Ended
	Feb. 23, 2017	Feb. 03, 2017	Dec. 31, 2017 BRL (R$) R$ / shares shares	Dec. 31, 2016 BRL (R$) R$ / shares shares	Dec. 31, 2015 BRL (R$) R$ / shares
Numerator
Net income (loss) | R$			R$ 529.0	R$ (126.3)	R$ (1,074.9)
Denominator
75 preferred shares			75,000,000	75,000,000
Weighted average number of shares issued at average market price			9,253,991	7,641,753
Stock conversion ratio	2	1
Stock Compensation Plan
Denominator
Antidilutive securities effects from diluted net loss per share amount				7,641,753
Common shares
Denominator
Weighted average number of shares			928,965,058	928,965,058
Weighted average number of equivalent shares			23,669,013,177	17,176,250,308
Basic net income (loss) per share | R$ / shares			R$ 0.02	R$ (0.01)	R$ (0.07)
Diluted net income (loss) per share | R$ / shares			R$ 0.02	R$ (0.01)	(0.07)
Shares outstanding			928,965,058
Stock conversion ratio			75
Preferred shares
Denominator
Weighted average number of shares			303,200,642	216,630,470
Weighted average number of equivalent shares			315,586,842	229,016,671
Basic net income (loss) per share | R$ / shares			R$ 1.68	R$ (0.55)	(5.42)
Diluted net income (loss) per share | R$ / shares			R$ 1.64	R$ (0.55)	R$ (5.42)
Shares outstanding			12,386,200